Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Summary of Financial Assets and Liabilities

Financial assets and liabilities in the consolidated statement of financial position were as follows:

June 30, 2018(1)	Assets/ (Liabilities) at Amortized Cost	Assets/ (Liabilities) at Fair Value through Earnings	Assets at Fair Value through Other Comprehensive Income	Derivatives Used for Hedging	Total
Cash and cash equivalents	312	567	-	-	879
Trade and other receivables	856	-	-	-	856
Other financial assets - current	41	7	-	-	48
Other financial assets - non-current	17	-	23	-	40
Current indebtedness	(2,595)	-	-	-	(2,595)
Trade payables (see note 14)	(138)	-	-	-	(138)
Accruals (see note 14)	(723)	-	-	-	(723)
Other financial liabilities - current(2)	(1,009)	(3)	-	(94)	(1,106)
Long-term indebtedness	(4,936)	-	-	-	(4,936)
Other financial liabilities - non current	-	-	-	(211)	(211)
Total	(8,175)	571	23	(305)	(7,886)

(1)	Current presentation reflects the adoption of IFRS 9, Financial Instruments effective January 1, 2018.

(2)

Includes a commitment to repurchase up to $967 million of shares related to the Company’s pre-defined plan with its broker to repurchase the Company’s shares during its internal trading blackout period. See note 16.

December 31, 2017	Cash, Trade and Other Receivables	Assets/ (Liabilities) at Fair Value through Earnings	Derivatives Used for Hedging	Available for Sale	Other Financial Liabilities	Total
Cash and cash equivalents	874	-	-	-	-	874
Trade and other receivables	1,457	-	-	-	-	1,457
Other financial assets - current	78	20	-	-	-	98
Other financial assets - non-current	49	1	-	33	-	83
Current indebtedness	-	-	-	-	(1,644)	(1,644)
Trade payables (see note 14)	-	-	-	-	(307)	(307)
Accruals (see note 14)	-	-	-	-	(1,477)	(1,477)
Other financial liabilities - current	-	(49)	-	-	(80)	(129)
Long-term indebtedness	-	-	-	-	(5,382)	(5,382)
Other financial liabilities - non current	-	(31)	(246)	-	(2)	(279)
Total	2,458	(59)	(246)	33	(8,892)	(6,706)

Summmary of Information Regarding Notes Repaid	The Company repaid the following notes in the six months ended June 30, 2017:

Month/Year	Transaction	Principal Amount (in millions)
Notes repaid
February 2017	1.30% Notes, due 2017	US$550

Summary of Debt and Related Derivative Instruments

The following is a summary of debt and related derivative instruments that hedge the cash flows of debt:

	Carrying Amount		Fair Value
June 30, 2018	Primary Debt Instruments	Derivative Instruments Liability	Primary Debt Instruments	Derivative Instruments Liability
Bank and other	5	-	5	-
Commercial paper	1,711	-	1,713	-
Credit facilities	497	-	500	-
C$500, 3.369% Notes, due 2019	380	94	383	94
C$750, 4.35% Notes, due 2020	569	153	590	153
C$550, 3.309% Notes, due 2021	417	58	423	58
$500, 4.70% Notes, due 2019	499	-	509	-
$350, 3.95% Notes, due 2021	349	-	352	-
$600, 4.30% Notes, due 2023	596	-	610	-
$450, 3.85% Notes, due 2024	447	-	442	-
$500, 3.35% Notes, due 2026	495	-	460	-
$350, 4.50% Notes, due 2043	341	-	321	-
$350, 5.65% Notes, due 2043	341	-	374	-
$400, 5.50% Debentures, due 2035	394	-	416	-
$500, 5.85% Debentures, due 2040	490	-	543	-
Total	7,531	305	7,641	305
Current portion	2,595	94
Long-term portion	4,936	211

	Carrying Amount		Fair Value
December 31, 2017	Primary Debt Instruments	Derivative Instruments Liability	Primary Debt Instruments	Derivative Instruments Liability
Bank and other	4	-	7	-
Commercial paper	1,637	-	1,641	-
C$500, 3.369% Notes, due 2019	398	75	405	75
C$750, 4.35% Notes, due 2020	597	128	629	128
C$550, 3.309% Notes, due 2021	437	43	450	43
$500, 4.70% Notes, due 2019	499	-	519	-
$350, 3.95% Notes, due 2021	349	-	361	-
$600, 4.30% Notes, due 2023	597	-	634	-
$450, 3.85% Notes, due 2024	447	-	459	-
$500, 3.35% Notes, due 2026	495	-	497	-
$350, 4.50% Notes, due 2043	341	-	361	-
$350, 5.65% Notes, due 2043	341	-	420	-
$400, 5.50% Debentures, due 2035	394	-	459	-
$500, 5.85% Debentures, due 2040	490	-	607	-
Total	7,026	246	7,449	246
Current portion	1,644	-
Long-term portion	5,382	246

Fair Value Hierarchy

The levels used to determine fair value measurements for those instruments carried at fair value in the consolidated statement of financial position are as follows:

June 30, 2018(1)				Total
Assets	Level 1	Level 2	Level 3	Balance
Money market accounts	-	567	-	567
Forward exchange contracts(2)	-	7	-	7
Financial assets at fair value through earnings	-	574	-	574
Financial assets at fair value through other comprehensive income(3)	6	17	-	23
Total assets	6	591	-	597

Liabilities
Forward exchange contracts(2)	-	(3)	-	(3)
Financial liabilities at fair value through earnings	-	(3)	-	(3)
Derivatives used for hedging(4)	-	(305)	-	(305)
Total liabilities	-	(308)	-	(308)

December 31, 2017				Total
Assets	Level 1	Level 2	Level 3	Balance
Embedded derivatives(5)	-	12	-	12
Forward exchange contracts(2)	-	9	-	9
Financial assets at fair value through earnings	-	21	-	21
Available for sale investments(3)	7	26	-	33
Total assets	7	47	-	54

Liabilities
Embedded derivatives(5)	-	(63)	-	(63)
Forward exchange contracts(2)	-	(16)	-	(16)
Contingent consideration(6)	-	-	(1)	(1)
Financial liabilities at fair value through earnings	-	(79)	(1)	(80)
Derivatives used for hedging(4)	-	(246)	-	(246)
Total liabilities	-	(325)	(1)	(326)

(1)	Current presentation reflects the adoption of IFRS 9, Financial Instruments, effective January 1, 2018.

(2)	Used to manage foreign exchange risk on cash flows excluding indebtedness.

(3)	Investments in entities over which the Company does not have control, joint control or significant influence.

(4)	Comprised of fixed-to-fixed cross-currency swaps on indebtedness.

(5)	Largely related to U.S. dollar pricing of customer agreements by subsidiaries outside of the U.S.

(6)	Obligations to pay additional consideration for prior acquisitions, based upon performance measures contractually agreed at the time of purchase.